Organization and Description of Business	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Organization and Description of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. (“Yangshuo”) was incorporated on January 22, 1996 under the laws of the People’s Republic of China. Yangshuo primarily engages in lead, zinc and copper mining ore and generates revenue through the sales of processed lead, zinc and copper to customers primarily in Guangxi province. It is located in Xingping Town, the junction of Yangshuo, Gongcheng and Lingchuan. Yangshuo is a joint-stock enterprise established in the former State-owned Yangshuo County Lead-Zinc Mine and there are approximately 50 shareholders.

Yangshuo has a long history of lead, zinc and copper mining. In recent years, the Chinese government implemented and enforced environmental protection policy and the drawbacks of the joint-back cooperative system impacted the production efficiency and management of Yangshuo, its traditional business of mining of lead, zinc and copper has been idled in recent years. Since there was a considerable amount of mineral resources particularly in lead-zinc tailing reserve, Yangshuo has been exploring business opportunities in the processing of lead-zinc tailings. At present, Yangshuo is in process of obtaining the mining certificate from governmental agencies.

During this transition period, Yangshuo made its building and land available for lease and entered into operating leases with individual and business lessees. The leases with individual lessees expire over the next 1 to 2 year(s) and the leases with commercial lessees expire over the next 3 years.

Tang Dynasty Investment Group Limited [Member]
Organization and Description of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Tang Dynasty Investment Group Limited (“Tang Dynasty”, “the Company”) was incorporated under the laws of Hong Kong on March 22, 2017. The Company established its principal office is located at Suites 502 and 503 on the 5th floor of Fourseas Building in Jordan, Hong Kong. It assumed a full ownership and control of Shenzhen Gu Yue Environmental Protection Technology Co. Ltd (“Gu Yue”) on November 29, 2017.

Shenzhen Gu Yue Environmental Protection Technology Co. Ltd (“Gu Yue”) was incorporated on November 8, 2010 as a domestic company in the People’s Republic of China. It was converted to a Wholly Foreign-Owned Enterprise (“WFOE”) on November 29, 2017.

Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. (“Yangshuo”) was incorporated on January 22, 1996 under the laws of the People’s Republic of China. Yangshuo primarily engages in lead, zinc and copper mining ore and generates revenue through the sales of processed lead, zinc and copper to customers primarily in Guangxi province. Due to the Chinese government policy on environmental protection, its traditional business of mining of lead, zinc and copper has been idled in recent years. Yangshuo has been exploring business opportunities in the processing of lead-zinc tailings. During this transition period, Yangshuo made its building and land available for lease and entered into operating leases with individual and business lessees. The leases with individual lessees expire over the next 1 to 2 year(s) and the leases with commercial lessees expire over the next 3 years.

On December 5, 2017, Gu Yue obtained a controlling interest of Yangshuo through a series of contractual agreements including Exclusive Business Cooperation Agreement, Exclusive Option Agreement, Power of Attorney and Equity Pledge Agreement. In accordance with the terms of these agreements and Power of Attorney, Gu Yue becomes the primary beneficiary of Yangshuo. Gu Yue is bound to absorb the expected losses and to receive the expected residual returns of Yangshuo. Moreover, Gu Yue controls the board of directors of Yangshuo and directs the business activities of Yangshuo. As a result, Gu Yue contractually controlled and managed an operating company, Yangshuo and conducted its business solely through Yangshuo, deemed to be its variable interest entity.

Accordingly, we refer to Tang Dynasty, its consolidated subsidiary and variable interest entity collectively as the “Company”, “we”, “us” and “our”.